Employee Benefit Plans - Summary of Activity in Other Comprehensive Income, Net of Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance		$ 87	$ 127	$ 88
Ending Balance		123	87	127
Defined benefit pension plan
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance		(87)	(127)	(88)
Unrecognized (loss) gain arising during the period		(38)	31	(40)
Amortization of deferred (gains)/losses to net periodic benefit expense	[1]	2	2	1
Ending Balance		(123)	(87)	(127)
U.K. Plan
Defined Benefit Plan Disclosure [Line Items]
U.K. plan curtailment gain		$ 0	$ 7	$ 0

[1]	Expected amortization of deferred losses to net periodic benefit expense in 2015 is $3 million pretax.